Report of Independent Registered
Public Accounting Firm

To the Shareholders and
Board of Trustees of
The Cushing Energy Income Fund

In planning and performing our audit of
the financial statements of The Cushing
Energy Income Fund (the ?Fund?) as of
and for the year ended November 30,
2019, in accordance with the standards
of the Public Company Accounting
Oversight Board (United States), we
considered the Fund?s internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund?s internal control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In
fulfilling this responsibility,
estimates and judgments by management
are required to assess the expected
benefits and related costs of controls.
A fund?s internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability
of financial reporting and the
preparation of financial statements
for external purposes in accordance
with U.S. generally accepted
accounting principles. A fund?s
internal control over financial
reporting includes those policies
and procedures that (1) pertain to
the maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable assurance
that transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with U.S. generally accepted
accounting principles, and that
receipts and expenditures of the
fund are being made only in
accordance with authorizations
of management and trustees of
the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection
of unauthorized acquisition, use
or disposition of a fund's assets
that could have a material effect
on the financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become inadequate
because of changes in conditions,
or that the degree of compliance
with the policies or procedures
may deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in the
normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or
a combination of deficiencies,
in internal control over
financial reporting, such
that there is a reasonable
possibility
that a material misstatement of the
Fund?s annual or interim
financial statements will
not be prevented or detected
on a timely basis.
Our consideration of the Fund?s
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal
control that might be material
weaknesses under standards
established by the Public
Company Accounting Oversight
Board (United States).
However, we noted no
deficiencies in the Fund?s
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that
we consider to be a material
weakness as defined above as
of November 30, 2019.
This report is intended solely
for the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended
to be and should not be used
by anyone other than these
specified parties.

/s/ Ernst & Young LLP

Dallas, Texas
January 28, 2020